 As filed with the Securities and Exchange Commission on May 21, 2019

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

POST-EFFECTIVE AMENDMENT NO. 66 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 69 /X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 21st day of May, 2019.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam, President (1)

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas O. Putnam	President and Trustee	May 21, 2019
Thomas O. Putnam (1)	(Principal Executive Officer)

/s/ Fred Lager	Trustee	May 21, 2019
Fred Lager (2)

/s/ John J. McCormack, Jr.	Trustee	May 21, 2019
John J. McCormack, Jr. (3)

/s/ Barbara V. Weidlich	Trustee	May 21, 2019
Barbara V. Weidlich (3)

/s/ Kevin J. McCoy	Trustee	May 21, 2019
Kevin J. McCoy (4)

/s/ Paul A. Keller	Trustee	May 21, 2019
Paul A. Keller (5)

/s/ Donald J. Boteler	Trustee	May 21, 2019
Donald J. Boteler (6)

/s/Michael F. Balboa	Treasurer (Principal Financial and	May 21, 2019
Michael F. Balboa(7)	Accounting Officer)

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley
as attorney-in-fact

(1)	Pursuant to power of attorney filed with Post-Effective Amendment No. 12 as filed on April 29, 1994.

(2)	Pursuant to power of attorney filed with Post-Effective Amendment No. 22 as filed on May 1, 1998.

(3)	Pursuant to power of attorney filed with Post-Effective Amendment No. 32 as filed on April 29, 2004.

(4)	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 as filed on May 1, 2007.

(5)	Pursuant to power of attorney filed with Post-Effective Amendment No. 41 as filed on April 29, 2011.

(6)	Pursuant to power of attorney filed with Post-Effective Amendment No. 49 as filed on April 30, 2013.

(7)	Pursuant to power of attorney filed with Post-Effective Amendment No. 59 as filed on April 28, 2017.

INDEX TO EXHIBITS

EXHIBIT

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase